UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2013

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      VISIONARY ASSET MANAGEMENT, INC.
           -----------------------------------------------------

Address:   2500 WILCREST DRIVE, SUITE 640, HOUSTON, TX 77042
           -----------------------------------------------------

Form 13F File Number: 028-14671
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   RITA DEFLORIO
        -------------------------
Title:  CHIEF COMPLIANCE OFFICER
        -------------------------
Phone:  866-940-4932
        -------------------------

Signature, Place, and Date of Signing:

/s/ RITA C. DEFLORIO                    HOUSTON, TX                  04/29/2013
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  4
                                         ------------
Form 13F Information Table Entry Total:            41
                                         ------------
Form 13F Information Table Value Total:       259,951
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number   Name
---  -------------------    -----------------------------------------
1    028-14672              NEXT FINANCIAL HOLDINGS
2    028-14673		    WE2, INC.
3    028-11107	            Placemark Investments, Inc.
4    028-13751              Argentus Capital Management, LLC

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                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP     (x $1000)  RN AMT  PRN CALL DSCRETN  MANAGERS   Sole Shared NONE
------------------------  -------------------- ---------- --------- -------  --- ---- -------  ----------- --------------
SPROTT PHYSICAL GOLD TR  UNIT                 85207H104    234     17290   SH      DEFINED  01 02 04     0    0    17290
* SPDR SERIES TRUST      S&P DIVID ETF        78464A763   1092     16534   SH      DEFINED  01 02 03 04  0    0    16534
ISHARES INC              MSCI SWITZERLD       464286749    387     13191   SH      DEFINED  01 02 04     0    0    13191
ISHARES TR               HIGH YLD CORP        464288513   4155     44044   SH      DEFINED  01 02 03 04  0    0    44044
ISHARES TR               RUSL 2000 GROW       464287648   1706     15857   SH      DEFINED  01 02 03 04  0    0    15857
ISHARES TR               IBOXX INV CPBD       464287242   2368     19755   SH      DEFINED  01 02 03 04  0    0    19755
ISHARES TR               BARCLYS MBS BD       464288588   2448     22676   SH      DEFINED  01 02 04     0    0    22676
ISHARES TR               US PFD STK IDX       464288687    795     19619   SH      DEFINED  01 02 03 04  0    0    19619
SELECT SECTOR SPDR TR    SBI CONS STPLS       81369Y308   1081     27173   SH      DEFINED  01 02 03 04  0    0    27173
ISHARES TR               DJ HOME CONSTN       464288752    274     11449   SH      DEFINED  01 02 04     0    0    11449
SELECT SECTOR SPDR TR    SBI INT-UTILS        81369Y886   1904     48679   SH      DEFINED  01 02 03 04  0    0    48679
SELECT SECTOR SPDR TR    SBI INT-FINL         81369Y605   1079     59277   SH      DEFINED  01 02 03 04  0    0    59277
FRANCE TELECOM           SPONSORED ADR        35177Q105    131     12942   SH      DEFINED  01 02 04     0    0    12942
ISHARES TR               BARCLYS 1-3 YR       464287457    136      1609   SH      DEFINED  01 02 03     0    0     1609
PROSHARES TR             PSHS ULT S&P 500     74347R107  40204    550896   SH      DEFINED  01 02 03 04  0    0   550896
SELECT SECTOR SPDR TR    SBI HEALTHCARE       81369Y209   1814     39435   SH      DEFINED  01 02 03 04  0    0    39435
ISHARES TR               RUSL 2000 VALU       464287630   1100     13132   SH      DEFINED  01 02 03 04  0    0    13132
SPDR SERIES TRUST        BRC HGH YLD BD       78464a417   3543     86177   SH      DEFINED  01 02 03 04  0    0    86177
ISHARES INC              MSCI UTD KINGD       464286699    297     16237   SH      DEFINED  01 02 04     0    0    16237
ISHARES TR               RUSSELL 2000         464287655  63653    674071   SH      DEFINED  01 02 03 04  0    0   674071
ISHARES TR               JPMORGAN USD         464288281   1593     13559   SH      DEFINED  01 02 03 04  0    0    13559
POWERSHARES ETF TR II    S&P500 LOW VOL       73937B779    473     15212   SH      DEFINED  01 02 03 04  0    0    15212
RYDEX ETF TRUST          GUG S&P500 EQ WT     78355W106    852     14277   SH      DEFINED  01 02 03 04  0    0    14277
PROSHARES TR             PSHS ULTRUSS2000     74347R842  42390    741339   SH      DEFINED  01 02 03 04  0    0   741339
FRANCE TELECOM SPONSORED ADR                  35177Q105    131     12942   SH      DEFINED  01 02 04     0    0    12942
POWERSHARES DB CMDTY IDX UNIT BEN INT         73935S105    301     11040   SH      DEFINED  01 02 03 04  0    0    11040
ISHARES INC              MSCI AUSTRALIA       464286103   1622     59981   SH      DEFINED  01 02 03 04  0    0    59981
ISHARES INC              MSCI GERMAN          464286806    255     10422   SH      DEFINED  01 02 04     0    0    10422
ISHARES INC              MSCI JAPAN           464286848   1668    154424   SH      DEFINED  01 02 03 04  0    0   154424
ISHARES TR               BARCLYS 7-10 YR      464287440   1736     16174   SH      DEFINED  01 02 04     0    0    16174
SPDR S&P 500 ETF TR TR   UNIT                 78462F103   2232     14249   SH      DEFINED  01 02 03 04  0    0    14249
VANGUARD BD INDEX FD INC TOTAL BND MRKT       921937835   4931     58964   SH      DEFINED  01 02 03     0    0    58964
ISHARES TR               MSCI ACJPN IDX       464288182    613     10377   SH      DEFINED  01 02 04     0    0    10377
ISHARES TR               RUSSELL MCP VL       464287473   1701     29846   SH      DEFINED  01 02 03 04  0    0    29846
PIMCO ETF TR             TOTL RETN ETF        72201R775   5166     47055   SH      DEFINEC  01 02 03     0    0    47055
ISHARES                  S&P 1500 IDX FD ITOT 464287150    153      2134   SH      DEFINED  01 02 03     0    0     2134
ISHARES                  S&P 500 INDX FD IVV  464287200  62736    402895   SH      DEFINED  01 02 03 04  0    0   402895
ISHARES TR               HGH DIV EQT FD       46429B663    148      2265   SH      DEFINED  01 02 03     0    0     2265
PIMCO ETF TR             0-5 HIGH YIELD       72201R783    103       982   SH      DEFINED  01 02 03     0    0      982
ISHARES TR               DJ US FINL SEC       464287788    104      1538   SH      DEFINED  01 02 03     0    0     1538
ISHARES TR               DJ US REAL EST       464287739    155      2226   SH      DEFINED  01 02 03     0    0     2226
VANGUARD SCOTTSDALE FDS  INT-TERM GOV         92206C706   2487     38042   SH      DEFINED  01 02 03     0    0    38042
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